Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jul. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2024
Class of Stock [Line Items]
Number of shares authorized for issuance		500,000,000	500,000,000		500,000,000
Common stock, par value		$ 0.000001	$ 0.000001		$ 0.000001
Common stock, voting rights		one vote per share	one vote per share
Common stock, capital shares reserved for conversion, exercise or issuance		6,239,595	4,752,658
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares	12,729,240
Preferred shares issued		10,000,000	10,000,000
Preffered stock outstanding		0
Preferred stock, par value		$ 0.000001	$ 0.000001
Warrants unexercised			238,931
Common warrants exercised		238,931	424,033		238,931
Exercise price					$ 12.6
Cash proceeds from warrants		$ 3.0	$ 5.6
Subsequent Event [Member] | Related Party
Class of Stock [Line Items]
Exercise price				$ 12.6
Initial Public Offering
Class of Stock [Line Items]
Common stock, par value	$ 0.000001
Number of shares, issued	4,600,000
Offering price of stock	$ 24
Conversion of redeemable convertible preferred stock to common stock on initial public offering, Shares	12,729,240